Lease Arrangements	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Lease Arrangements
16.	LEASE ARRANGEMENTS

a.	Right-of-use assets

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)

Carrying amounts

Land	$7,747,283	$9,083,745	$289,568
Buildings and improvements	3,492,553	3,252,947	103,696
Machinery and equipment	545,748	214,757	6,846
Other equipment	65,503	85,087	2,712

	$11,851,087	$12,636,536	$402,822

	For the Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$	US$ (Note 4)

Additions to right-of-use assets	$1,680,516	$1,936,186	$2,590,477	$82,578

Depreciation of right-of-use assets
Land	$246,617	$267,959	$281,555	$8,975
Buildings and improvements	726,510	855,492	835,929	26,648
Machinery and equipment	292,936	246,799	459,297	14,641
Other equipment	37,957	44,890	47,989	1,530

	$1,304,020	$1,415,140	$1,624,770	$51,794

The amounts disclosed above with respect to the right-of-use assets did not include the right-of-use assets that meet the definition of investment properties.

b.	Lease liabilities

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)

Carrying amounts

Current	$986,489	$969,441	$30,903

Non-current	$6,825,534	$7,878,666	$251,153

The Group’s lease liabilities were mainly from land and buildings and improvements. The range of discount rates for lease liabilities was as follows:

	December 31
	2024	2025

Land (%)	0.54-8.00	0.54-8.00
Buildings and improvements (%)	0.45-8.84	0.45-8.84

c.	Material lease-in activities and terms
The Group leases land and buildings for the use of plants and offices with remaining lease terms of
1-58 years
and
1-25 years,
respectively. For the leasehold land located in the R.O.C., the Group has extension options at the expiry of the lease periods. However, the government has the right to adjust the lease payments on the basis of changes in announced land value prices and also has the right to terminate the lease contract under certain circumstances. The Group does not have bargain purchase options to acquire the leasehold land and buildings at the expiry of the lease periods. In addition, the Group is prohibited from subleasing or transferring all or any portion of the underlying assets without the lessor’s consent.

d.	Subleases
In addition to the sublease transactions described in Note 17, the Group did not have other sublease transactions.

e.	Other lease information

	For the Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$	US$ (Note 4)

Expenses relating to short-term leases	$316,799	$885,741	$1,660,257	$52,925

Expenses relating to low-value assets leases	$3,913	$4,143	$3,371	$107

Expenses relating to variable lease payments not included in the measurement of lease liabilities	$124,883	$70,263	$93,364	$2,976

Total cash outflow for leases	$1,856,816	$3,426,478	$3,416,465	$108,909

The Group elected to apply the recognition exemption for qualifying short-term leases and low-value asset leases and, therefore, did not recognize right-of-use assets and lease liabilities for these leases.